SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 48 – SUBSEQUENT EVENTS

48.1 - Repurchase Program for Own Shares Issued

The objective of the Repurchase Program is the acquisition of common and preferred shares issued by the Company for subsequent cancellation, disposal or maintenance in treasury, without reduction of the share capital, to increase the value to shareholders by the efficient application of the resources available in cash, optimizing the capital allocation of Eletrobras. The Company may use the treasury shares to meet the Stock Option-Based Compensation Plans and Restricted Stock-Based Compensation, up to the limits of 1.10% and 0.20%, respectively, approved in the 184th EGM. In addition, the Company may, subject to the limits referred to in art. 4, items I and II of CVM Resolution 77, use the treasury shares to settle liabilities arising in connection with lawsuits related to the difference in monetary correction of the Energy Compulsory Loan (“ECE”) credits or the constitutionality of the tax.

The maximum quantity of shares that may be acquired is 202,111,946 common shares and 27,552,681 preferred B shares, which represent 10% of total outstanding shares of each class and kind.

The maximum period for settlement of operations with shares issued by the Company under this Repurchase Plan is up to 18 months, counting from January 3, 2023, and ending on July 2, 2024. The repurchase of shares will only be carried out if it is compatible with the Company’s financial situation and if there are resources available, as provided for in CVM Resolution No. 77/2022.

48.2 – Incorporation of shares

In March 2023, after the approval of the incorporations of hares at the 185th EGM and at the general meetings of the subsidiaries, as provided for in the Brazilian Corporation Law, those shareholders holding class “A” preferred shares issued by the Company exercised their right of withdrawal of 4,361 PNA shares. The total amount paid out by the Company as reimbursement to dissident shareholders holding PNA shares was R$212.

48.3 – Chesf credit transaction

In March 2023, it was approved the execution of a contractual instrument regarding the operation to obtain credit carried out by the subsidiary Chesf with the Banco do Nordeste do Brasil (BNB) in the amount of R$ 96,786. The operation aims to finance reinforcements of improvements in Chesf's transmission facilities.

48.4 - SAESA

In March 2023, Furnas formalized the acquisition of the remaining direct and indirect stakes of Madeira Energia S.A. – MESA. With the completion of the acquisition, Eletrobras will hold a 95.2% stake in MESA's share capital. The closing of the transaction is conditioned on the fulfillment of certain conditions precedent usual to this type of operation, including the appropriate consents, such as regulatory and the observance of preemptive rights of shareholders, direct and / or indirect of MESA.

48.5 - Acquisition of equity interest

In April of 2023, Furnas acquired the shareholdings of Cemig Geração e Transmissão S.A. in Retiro Baixo Energética S.A. and Baguari Energia S.A. As a result, Eletrobras began to consolidate and indirectly own 98.9% and 100%, respectively.